ACQUISITION OF ADVANGELISTS, LLC (Details Narrative) - USD ($)	4 Months Ended	5 Months Ended	6 Months Ended		8 Months Ended	11 Months Ended		12 Months Ended
	Apr. 30, 2019	May 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Sep. 13, 2019	Dec. 07, 2018	Dec. 06, 2018	Dec. 31, 2020	Dec. 31, 2019	Sep. 15, 2019	May 10, 2019
Business Acquisition [Line Items]
Cash paid for acquisition							$ 500,000
Proceeds from convertible note			$ 1,310,000	$ 745,388
Business combination consideration transferred							$ 20,000,000
Atos [Member]
Business Acquisition [Line Items]
Goodwill impairment								$ 4,000,000	$ 0
Avng Note [Member] | Deep Kayyal [Member]
Business Acquisition [Line Items]
Note payable		$ 6,750,000								$ 1,530,000
Debt converted, debt amount		$ 5,250,000
Avng Note [Member] | Deep Kayyal [Member] | Warrant [Member]
Business Acquisition [Line Items]
Warrant exercise price		$ 48.00
Debt converted, shares issued		82,032
Avng Note [Member] | Deep Kayyal [Member] | Series E Preferred Stock [Member]
Business Acquisition [Line Items]
Debt converted, shares issued		65,625
Gene Salkind [Member]
Business Acquisition [Line Items]
Proceeds from convertible note					$ 2,300,000
Debt stated interest rate			15.00%
Debt maturity date			Sep. 30, 2029
Advangelists [Member]
Business Acquisition [Line Items]
Note payable											$ 7,512,500
Percentage ownership								100.00%
Glen Eagles Acquisition [Member] | Advangelists [Member]
Business Acquisition [Line Items]
Note payable								$ 9,500,000
Advangelists [Member]
Business Acquisition [Line Items]
Payment for investment	$ 600,000
Advangelists [Member]
Business Acquisition [Line Items]
Cash paid for acquisition						$ 500,000
Business combination consideration transferred						$ 10,000
Advangelists [Member] | Merger Agreement [Member]
Business Acquisition [Line Items]
Warrant exercise price						$ 56.00
Advangelists [Member] | Glen Eagles Acquisition [Member]
Business Acquisition [Line Items]
Cash paid for acquisition						$ 500,000
Advangelists [Member] | Gopher Protocol [Member]
Business Acquisition [Line Items]
Stock transferred						9,209,722